SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES AND JUDGMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT FOR ESTIMATED USEFUL LIVES

Depreciation is calculated using the straight-line method to depreciate their cost to their residual value over their estimated useful lives. Upon sale or other disposition of a depreciable asset, cost and accumulated depreciation are removed from property and equipment and any gain or loss is reflected as a gain or loss from operations. The estimated useful lives are:

Description	Years
Computers and equipment	3
Vehicles	3
Furniture and equipment	6